Investments in Affiliated Companies - Summary Balance Sheets (Detail) - Majority-Owned Subsidiary, Unconsolidated [Member] - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Asset - investment in subordinated debentures issued by HopFed Bancorp, Inc.	$ 10,310	$ 10,310
Liabilities	0	0
Stockholders' equity:
Total stockholders' equity	10,310	10,310
Total liabilities and stockholders equity	10,310	10,310
Trust Preferred Securities [Member]
Stockholders' equity:
Total stockholders' equity	10,000	10,000
Common Stock [Member]
Stockholders' equity:
Total stockholders' equity	$ 310	$ 310